The Hartford Small Company Fund Expense Example, No Redemption - The Hartford Small Company Fund - Class C	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 216
Expense Example, No Redemption, 3 Years	667
Expense Example, No Redemption, 5 Years	1,144
Expense Example, No Redemption, 10 Years	$ 2,462